COST OF SALES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Operating costs	$ 632.3	$ 580.2
Royalties	44.3	43.4
Depreciation expense	265.4	261.3
Cost of sales	$ 942.0	$ 884.9